UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2010

Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Hocky Management Company, LLC
Address:     105 South Bedford Road, Suite 310
             Mount Kisco, New York  10549

Form 13F File Number: 28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:    David Sachs
Title:   Managing Member
Phone:   (914) 244-4100

   Signature                   Place                  Date of Signing:
/S/ DAVID SACHS              MT. KISCO NY             NOVEMBER 3, 2010
---------------              ------------             ----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            7

Form 13F Information Table Value Total:            $7,957
                                                (thousands)




List of Other Included Managers:

None

                              Title
                              of                               Market            SH/ Put/
Name of Issuer                Class  Cusip      Market Value   Value    Sh or    Prn Call Investment  Other       Voting Authority
                                                               (*1000)  Prn Amt           Discretion  Managers  Sole    Shared  None
AOL INC                       COMM   00184X105    2,284          92288   SH                 Sole                  92288
BED BATH & BEYOND INC         COMM   075896100    1,085          25000   SH                 Sole                  25000
SEAHAWK DRILLING INC          COMM   81201R107      135          15951   SH                 Sole                  15951
JACK IN THE BOX INC           COMM   466367109      991          46200   SH                 Sole                  46200
JACOBS ENGINEERING GROUP INC  COMM   469814107      968          25000   SH                 Sole                  25000
NCR CORPORATION               COMM   62886E108    1,382         101400   SH                 Sole                 101400
EXXON MOBIL CORP              COMM   30231G102    1,112          18000   SH                 Sole                  18000